Business Segment Information (Amounts Of Consolidated Revenue, Expense, Tax And Assets) (Details)		12 Months Ended
		Dec. 31, 2014 USD ($) number	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Segment Reporting Information [Line Items]
Net interest income		$ 627,718,000	$ 637,374,000	$ 688,667,000
Provision/(provision credit) for loan losses		27,000,000	55,000,000	78,000,000	[1]
Noninterest income		550,044,000	584,577,000	671,329,000
Noninterest expense		832,531,000	1,148,519,000	1,369,524,000
Income/(loss) before income taxes		318,231,000	18,432,000	(87,528,000)
Provision/(benefit) for income taxes		84,185,000	(19,389,000)	(72,028,000)
Income/(loss) from continuing operations		234,046,000	37,821,000	(15,500,000)
Income/(loss) from discontinued operations, net of tax	[2]	0	548,000	148,000
Net income/(loss)		234,046,000	38,369,000	(15,352,000)
Average assets		23,994,836,000	24,402,338,000	25,048,287,000
Depreciation and amortization		56,896,000	71,616,000	117,972,000
Expenditures for long-lived assets		$ 38,880,000	41,463,000	21,862,000
Number of Operating Segments | number		4
Regional Banking [Member]
Segment Reporting Information [Line Items]
Net interest income		$ 602,126,000	591,351,000	605,287,000
Provision/(provision credit) for loan losses		29,187,000	18,460,000	(898,000)
Noninterest income		254,705,000	247,717,000	253,470,000
Noninterest expense		538,988,000	529,396,000	571,204,000
Income/(loss) before income taxes		288,656,000	291,212,000	288,451,000
Provision/(benefit) for income taxes		102,771,000	104,915,000	104,779,000
Net income/(loss)		185,885,000	186,297,000	183,672,000
Average assets		13,273,565,000	12,875,630,000	12,657,320,000
Depreciation and amortization		38,271,000	46,864,000	73,720,000
Expenditures for long-lived assets		30,833,000	34,764,000	17,617,000
Capital Markets [Member]
Segment Reporting Information [Line Items]
Net interest income		12,688,000	16,187,000	20,765,000
Noninterest income		202,725,000	268,436,000	334,992,000
Noninterest expense		146,847,000	232,429,000	263,015,000
Income/(loss) before income taxes		68,566,000	52,194,000	92,742,000
Provision/(benefit) for income taxes		25,741,000	19,618,000	35,044,000
Net income/(loss)		42,825,000	32,576,000	57,698,000
Average assets		2,069,472,000	2,255,852,000	2,297,051,000
Depreciation and amortization		6,133,000	8,666,000	20,904,000
Expenditures for long-lived assets		1,295,000	3,987,000	1,851,000
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income		(54,175,000)	(46,178,000)	(35,908,000)
Noninterest income		26,969,000	26,055,000	27,008,000
Noninterest expense		61,387,000	64,865,000	84,251,000
Income/(loss) before income taxes		(88,593,000)	(84,988,000)	(93,151,000)
Provision/(benefit) for income taxes		(63,526,000)	(51,582,000)	(67,256,000)
Net income/(loss)		(25,067,000)	(33,406,000)	(25,895,000)
Average assets		5,588,328,000	5,186,034,000	5,218,611,000
Depreciation and amortization		10,796,000	13,754,000	19,072,000
Expenditures for long-lived assets		6,218,000	1,050,000	2,327,000
Non Strategic [Member]
Segment Reporting Information [Line Items]
Net interest income		67,079,000	76,014,000	98,523,000
Provision/(provision credit) for loan losses		(2,187,000)	36,540,000	78,898,000
Noninterest income		65,645,000	42,369,000	55,859,000
Noninterest expense		85,309,000	321,829,000	451,054,000
Income/(loss) before income taxes		49,602,000	(239,986,000)	(375,570,000)
Provision/(benefit) for income taxes		19,199,000	(92,340,000)	(144,595,000)
Income/(loss) from continuing operations		30,403,000	(147,646,000)	(230,975,000)
Income/(loss) from discontinued operations, net of tax		0	548,000	148,000
Net income/(loss)		30,403,000	(147,098,000)	(230,827,000)
Average assets		3,063,471,000	4,084,822,000	4,875,305,000
Depreciation and amortization		1,696,000	2,332,000	4,276,000
Expenditures for long-lived assets		$ 534,000	$ 1,662,000	$ 67,000

[1]	2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.
[2]	Due to the nature of the preferred stock issued by FHN and its subsidiar ies , all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.